Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - VIEs that are not consolidated (Details)			3 Months Ended																6 Months Ended				7 Months Ended	12 Months Ended
	May 08, 2015 generatingunit MW	Apr. 09, 2015 generatingunit MW	Jun. 30, 2016 USD ($) generatingunit MW		Mar. 31, 2016 USD ($) generatingunit MW		Dec. 31, 2015 USD ($) MW		Sep. 30, 2015 USD ($) [4]	Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($) [4]	Jun. 30, 2014 USD ($) [4]	Mar. 31, 2014 USD ($) [4]	Jun. 30, 2016 USD ($) generatingunit MW		Jun. 30, 2015 USD ($)		Jul. 22, 2013 USD ($)	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Aug. 05, 2016 USD ($)	Feb. 29, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets			$ 411,000,000		$ 350,000,000	[1]	$ 416,000,000	[1],[2]						$ 828,000,000					$ 411,000,000					$ 416,000,000	[1],[2]	$ 828,000,000
Revenues			283,000,000		234,000,000	[3]	224,000,000		$ 256,000,000	$ 259,000,000	[4],[5]	$ 214,000,000	[3],[4]	225,000,000	[4]	$ 230,000,000	$ 219,000,000	$ 154,000,000	517,000,000		$ 473,000,000	[5]		953,000,000	[6]	828,000,000	[6]	$ 434,000,000	[6]
Equity Method Investments			$ 683,000,000		$ 689,000,000	[1]	$ 697,000,000	[1],[2]						308,000,000	[2]				$ 683,000,000					$ 697,000,000	[1],[2]	308,000,000	[2]
Power Generation Capacity, Megawatts | MW			4,686	[7]	4,687	[8]	4,687	[9]											4,686	[7]				4,687	[9]
Liabilities, Current			$ 414,000,000		$ 410,000,000	[1]	$ 489,000,000	[1],[10]						442,000,000	[10]				$ 414,000,000					$ 489,000,000	[1],[10]	442,000,000	[10]
Liabilities, Noncurrent			5,439,000,000		5,484,000,000	[1]	5,462,000,000	[1],[10]						5,620,000,000	[10]				5,439,000,000					5,462,000,000	[1],[10]	5,620,000,000	[10]
Operating Income			128,000,000		72,000,000	[3]	70,000,000		101,000,000	99,000,000	[4],[5]	50,000,000	[3],[4]	74,000,000	[4]	97,000,000	82,000,000	53,000,000	200,000,000		149,000,000	[5]		320,000,000	[6]	306,000,000	[6]	181,000,000	[6]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			63,000,000		1,000,000	[3],[11]	12,000,000		$ 32,000,000	42,000,000	[4],[5],[12]	(21,000,000)	[3],[4],[11]	4,000,000	[4]	$ 41,000,000	$ 43,000,000	$ 20,000,000	64,000,000		21,000,000	[5],[12]	$ 54,000,000	65,000,000	[6],[13]	108,000,000	[6],[13]	125,000,000	[6],[13]
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets			34,000,000		29,000,000		36,000,000							33,000,000					34,000,000					36,000,000		33,000,000
Revenues			18,000,000		18,000,000					18,000,000		22,000,000							36,000,000		40,000,000			78,000,000		82,000,000		80,000,000
Equity Method Investments			108,000,000		108,000,000		110,000,000	[14],[15]											108,000,000					110,000,000	[14],[15]
Non-current assets			408,000,000		411,000,000		416,000,000							438,000,000					408,000,000					416,000,000		438,000,000
Liabilities, Current			14,000,000		13,000,000		16,000,000							20,000,000					14,000,000					16,000,000		20,000,000
Liabilities, Noncurrent			211,000,000		211,000,000		215,000,000							$ 223,000,000					211,000,000					215,000,000		223,000,000
Operating Income			10,000,000		9,000,000					11,000,000		9,000,000							19,000,000		(20,000,000)			40,000,000		(40,000,000)		44,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			6,000,000		7,000,000					$ 8,000,000		$ 6,000,000							13,000,000		$ 14,000,000			28,000,000		$ 28,000,000		$ 31,000,000
NRG DGPV Fund 1 [Member]
Schedule of Equity Method Investments [Line Items]
Remaining Lease Term	19 years
NRG DGPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			78,000,000		74,000,000		71,000,000	[16]											78,000,000					71,000,000	[16]
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 67,000,000		$ 63,000,000		58,000,000	[17]											$ 67,000,000					58,000,000	[17]
Tax Equity Financed Portfolio of Leases - Community Solar [Member] | NRG DGPV Fund 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							17,000,000																	17,000,000
Number of Solar Leases in Portfolio | generatingunit	10
Power Generation Capacity, Megawatts | MW	8
Remaining Lease Term	20 years
Tax Equity Financed Portfolio of Leases - Commercial PV [Member] | NRG DGPV Fund 1 [Member]
Schedule of Equity Method Investments [Line Items]
Number of Solar Leases in Portfolio | generatingunit	12
Power Generation Capacity, Megawatts | MW	37
Remaining Lease Term	19 years
Tax Equity Financed Portfolio of Leases - Commercial PV [Member] | NRG DGPV Fund 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							55,000,000																	55,000,000
Due to Affiliate							44,000,000																	44,000,000
Number of Solar Leases in Portfolio | generatingunit	12
Power Generation Capacity, Megawatts | MW	37
Existing Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							26,000,000																	26,000,000
Number of Solar Leases in Portfolio | generatingunit		2,200	2,200		2,200														2,200
Power Generation Capacity, Megawatts | MW		17	17		17														17
Remaining Lease Term		17 years			17 years														17 years
Tax Equity Financed Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments							36,000,000																	36,000,000
Number of Solar Leases in Portfolio | generatingunit		5,700	5,500		5,700														5,500
Power Generation Capacity, Megawatts | MW		40	38		40														38
Minimum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Remaining Lease Term		17 years			17 years														17 years
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG DGPV Fund 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			$ 100,000,000		$ 100,000,000		100,000,000												$ 100,000,000					100,000,000
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG DGPV Fund 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			50,000,000		50,000,000		50,000,000												50,000,000					50,000,000
Maximum [Member] | Tax Equity Financed Portfolio of Leases [Member] | NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments			150,000,000		$ 150,000,000		$ 150,000,000												$ 150,000,000					$ 150,000,000
Remaining Lease Term		20 years			20 years														20 years
Capital Contributions From Partners in Equity Method Investment			$ 100,000,000		$ 100,000,000														$ 100,000,000											$ 60,000,000	$ 100,000,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[8]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[9]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[10]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[14]	GenConn is a variable interest entity.
[15]	The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.
[16]	NRG DGPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.
[17]	NRG RPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.